Loss Per Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic and diluted (loss) income from continuing operations:
Net loss attributable to Venator Materials PLC ordinary shareholders, basic	$ (188)	$ (77)	$ (112)
Net loss attributable to Venator Materials PLC ordinary shareholders diluted	$ (188)	$ (77)	$ (112)
Denominator:
Weighted average shares outstanding, basic (shares)	107.9	107.2	106.7
Weighted average shares outstanding, diluted (shares)	107.9	107.2	106.7
Dilutive share-based awards (shares)	0.0	0.0	0.0
Antidilutive securities (shares)	5.0	3.0	4.0